Investments in Marketable Securities	12 Months Ended
Mar. 31, 2014
Investments Debt And Equity Securities [Abstract]
Investments in Marketable Securities

5.    Investments in Marketable Securities

Investments in marketable securities at March 31, 2013 and 2014 consisted of the following:

	Millions of Yen
	March 31, 2013				March 31, 2014
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥397	¥43	—	¥440	¥397	¥121	¥(0)	¥518

Total	¥397	¥43	—	¥440	¥397	¥121	¥(0)	¥518

Gross unrealized holding losses on available-for-sale securities and the fair value of the related securities in a continuous unrealized loss position at March 31, 2013 and 2014 are as follows:

	Millions of Yen
	March 31, 2013				March 31, 2014
	Less than 12 months		12 months or greater		Less than 12 months		12 months or greater
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Marketable equity securities	—	—	—	—	¥1	¥0	—	—

Total	—	—	—	—	¥1	¥0	—	—